Financial Instruments - Detailed Information About In Maturity Analysis For Lease Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 15,067.9	$ 10,947.7
5-10 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	7,402.0	5,581.1
10-15 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	5,253.9	3,691.3
15-20 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	2,255.2	1,600.9
More than 20 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 156.8	$ 74.4